Advance to Suppliers, Net - Schedule of Allowance for Credit Losses (Details) - Allowance for Credit Losses [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Line Items]
Balance as of the beginning of year	$ 341,035	$ 569,799
Additions (reversals)	146,992	(222,449)
Translation adjustments	10,129	(6,315)
Balance as of the end of year	$ 498,156	$ 341,035